UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 29, 2011



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 58

Form 13F Information Table Value Total : $244,906

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     6367   463367 SH       Sole                   463367
ARM Holdings                   COM              042068106     4473   157325 SH       Sole                   157325
Abbott Laboratories            COM              002824100     1842    35000 SH       Sole                    35000
Adobe Systems Inc              COM              00724F101      313     9950 SH       Sole                     9950
Advent Software                COM              007974108     8289   294248 SH       Sole                   294248
Akamai Technologies            COM              00971T101    11315   359560 SH       Sole                   359560
Apple Computer                 COM              037833100      705     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     9683   327680 SH       Sole                   327680
AutoNavi                       COM              05330F106     3635   244810 SH       Sole                   244810
Automatic Data Processing, Inc COM              053015103      364     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      401     9054 SH       Sole                     9054
Berk. Hath. Class B            COM              084670207     2140    27650 SH       Sole                    27650
Calix                          COM              13100M509     5130   246388 SH       Sole                   246388
Charles Schwab                 COM              808513105      164    10000 SH       Sole                    10000
ChinaCache                     COM              16950M107     3670   396324 SH       Sole                   396324
Dolby Laboratories, Inc.       COM              25659T107     6041   142270 SH       Sole                   142270
EMC Corporation                COM              268648102     1226    44500 SH       Sole                    44500
Expedia, Inc                   COM              30212P105     4803   165675 SH       Sole                   165675
Financial Engines, Inc.        COM              317485100     9805   378291 SH       Sole                   378291
Finisar Corp                   COM              31787a507     2660   147545 SH       Sole                   147545
General Electric               COM              369604103     1056    56016 SH       Sole                    56016
General Mills                  COM              370334104      993    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     5818   208444 SH       Sole                   208444
Google Inc                     COM              38259P508      554     1095 SH       Sole                     1095
Halliburton Co.                COM              406216101     1020    20000 SH       Sole                    20000
IBM                            COM              459200101     3794    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     7594   129975 SH       Sole                   129975
Intel Corp.                    COM              458140100     1108    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      366     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1159    17428 SH       Sole                    17428
Linear Technology              COM              535678106     7019   212554 SH       Sole                   212554
Linkedin Corporation           COM              53578A108     2973    33000 SH       Sole                    33000
LogMeIn                        COM              54142L109     6917   179330 SH       Sole                   179330
MIPS Technologies              COM              604567107     3152   456104 SH       Sole                   456104
MakeMyTrip                     COM              V5633W109     7849   320355 SH       Sole                   320355
Mercadolibre, Inc.             COM              58733R102    10327   130160 SH       Sole                   130160
Merck                          COM              589331107      814    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      379     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     7732   197246 SH       Sole                   197246
Oplink Communications          COM              68375Q403     5439   292259 SH       Sole                   292259
Oracle Corporation             COM              68389X105      589    17900 SH       Sole                    17900
Qlik Technologies              COM              74733T105     6779   199024 SH       Sole                   199024
Qualcomm Inc                   COM              747525103      398     7000 SH       Sole                     7000
QuinStreet, Inc                COM              74874Q100     8001   616437 SH       Sole                   616437
Rackspace Hosting              COM              750086100     6774   158503 SH       Sole                   158503
RealD                          COM              75604L105     6463   276325 SH       Sole                   276325
Red Hat, Inc                   COM              756577102     6702   146010 SH       Sole                   146010
Responsys Inc.                 COM              761248103     9047   510252 SH       Sole                   510252
Royal Dutch Shell PLC          COM              780259206      285     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6306    42327 SH       Sole                    42327
Schlumberger Ltd.              COM              806857108     1382    16000 SH       Sole                    16000
ServiceSource                  COM              81763U100     3456   155558 SH       Sole                   155558
SuccessFactors, Inc            COM              864596101     7216   245432 SH       Sole                   245432
Target CP                      COM              239753106      616    13140 SH       Sole                    13140
VMWare                         COM              928563402     6174    61595 SH       Sole                    61595
VanceInfo                      COM              921564100     8146   352509 SH       Sole                   352509
Velti                          COM              G93285107     7062   417605 SH       Sole                   417605
Visa, Inc.                     COM              92826C839      421     5000 SH       Sole                     5000